Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of other assets [Abstract]
Restricted cash	$ 88	$ 89
Long-term prepaid expenses	6	8
Right-of-Use assets, net	571	659
Total	$ 665	$ 756